Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Profit before tax from continuing operations		$ 1,664	$ 2,181	[1]	$ 1,968	[1]
Profit before tax from discontinued operations	[1]		117		1,982
Profit before tax including discontinued operations		1,664	2,298	[1]	3,950	[1]
Finance costs (net)		490	498	[1]	414	[1]
Share of equity accounted investments' loss/(profit)		118	(81)	[1]	(71)	[1]
(Profit)/loss on disposals		(9)	191	[1]	(1,727)	[1]
Group operating profit		2,263	2,906	[1]	2,566	[1]
Depreciation charge		1,624	1,721	[1]	1,265	[1]
Amortisation of intangible assets		70	66	[1]	72	[1]
Impairment charge		673	9	[1]	66	[1]
Share-based payment expense		96	86	[1]	79	[1]
Other		6	(3)	[1]	(79)	[1]
Net movement on working capital and provisions		196	(71)	[1]	(547)	[1]
Cash generated from operations		4,928	4,714	[1]	3,422	[1]
Interest paid (including leases)	[2]	(432)	(469)	[1]	(394)	[1]
Corporation tax paid		(558)	(364)	[1]	(782)	[1]
Net cash inflow from operating activities		3,938	3,881	[1]	2,246	[1]
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)		184	2,343	[1]	3,597	[1]
Interest received	[1]		22		40
Dividends received from equity accounted investments		35	39	[1]	57	[1]
Purchase of property, plant and equipment		(996)	(1,374)	[1]	(1,324)	[1]
Acquisition of subsidiaries (net of cash acquired)		(351)	(727)	[1]	(4,076)	[1]
Other investments and advances		(1)	(32)	[1]	(2)	[1]
Deferred and contingent acquisition consideration paid		(54)	(54)	[1]	(64)	[1]
Deferred divestment consideration received		123
Net cash (outflow)/inflow from investing activities		(1,060)	217	[1]	(1,772)	[1]
Cash flows from financing activities
Proceeds from issue of shares (net)	[1]				14
Proceeds from exercise of share options		6	22	[1]	10	[1]
Transactions involving non-controlling interests	[1]		(21)
Increase in interest-bearing loans and borrowings		6,427	106	[1]	1,587	[1]
Net cash flow arising from derivative financial instruments		26	(40)	[1]	8	[1]
Repayment of interest-bearing loans, borrowings and finance leases	[3]	(4,943)	(640)	[1]	(291)	[1]
Repayment of lease liabilities	[4]	(258)	(356)	[1]
Treasury Shares/own shares purchased		(249)	(954)		(921)	[1]
Dividends paid to equity holders of the Company		(707)	(652)	[1]	(619)	[1]
Dividends paid to non-controlling interests		(15)	(11)	[1]	(14)	[1]
Net cash inflow/(outflow) from financing activities		287	(2,546)	[1]	(226)	[1]
Increase in cash and cash equivalents		3,165	1,552	[1]	248	[1]
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	[1]	4,218	2,686		2,560
Translation adjustment		338	(20)	[1]	(122)	[1]
Increase in cash and cash equivalents		3,165	1,552	[1]	248	[1]
Cash and cash equivalents at 31 December		$ 7,721	$ 4,218	[1]	$ 2,686	[1]

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	Leases include finance leases previously capitalised under IAS 17 Leases in 2018 and all capitalised leases included as lease liabilities under IFRS 16 Leases in 2019 and 2020.
[3]	Finance leases as previously capitalised under IAS 17 in 2018.
[4]	Repayment of lease liabilities capitalised under IFRS 16 amounted to $326 million (2019: $433 million), of which $68 million (2019: $77 million) related to interest paid which is presented in cash flows from operating activities.